Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.39%	7.06%	3.31%
Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Average Annual Return, Percent	5.03%	7.23%	3.31%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	8.95%	7.50%	3.31%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (with sales charge)
Average Annual Return, Percent	10.61%	8.07%	3.67%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Average Annual Return, Percent	11.27%	8.79%	4.36%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (with sales charge)
Average Annual Return, Percent	11.08%	8.60%	4.19%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	10.76%	8.33%	3.93%
Without Sales Load [Member] | Class B
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B (without sales charge)
Average Annual Return, Percent	10.03%	7.53%	3.31%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	9.95%	7.50%	3.31%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R (without sales charge)
Average Annual Return, Percent	10.61%	8.07%	3.67%
Without Sales Load [Member] | Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 (without sales charge)
Average Annual Return, Percent	11.27%	8.79%	4.36%
Without Sales Load [Member] | Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y (without sales charge)
Average Annual Return, Percent	11.08%	8.60%	4.19%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%
MSCI All Country World ex-US Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-US Index-NR
Average Annual Return, Percent	11.62%	5.55%	3.84%
MSCI EAFE Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index-NR
Average Annual Return, Percent	13.75%	6.07%	3.02%